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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-04804
                                   -----------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 1324 4th Avenue, Suite 2144        Seattle, Washington              98101
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)

                              Richard S. McCormick

 McCormick Capital Management   1324 4th Avenue, Suite 2144   Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                     ----------------------

Date of fiscal year end:        September 30, 2006
                          ----------------------------------

Date of reporting period:       December 31, 2005
                          ----------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


                                                      PORTFOLIO OF INVESTMENTS
                                                  The Elite Growth And Income Fund
                                                         December 31, 2005
                                                            (unaudited)

====================================================================================================================================

 Shares                                            Market Value     Shares                                             Market Value
=========                                     =================    =========                                        ===============
           Common Stock 100.1%

           Basic Industries 13.9%                                             Pharmaceutical Goods & Services 5.8%
           ----------------------                                             ------------------------------------
   40,000  Dow Chemical                        $     1,752,800       243,400  Antigenics*                                 1,158,584
  160,000  Diversa Corp*                               768,000       100,000  Pfizer                                      2,332,000
   80,000  Olin Corp                                 1,574,400                                                      ---------------
   20,000  Phelps Dodge                              2,877,400                   Total Pharmaceutical Goods               3,490,584
   30,000  Posco ADR                                 1,485,300                                                      ---------------
                                              ----------------
              Total Basic Industries                 8,457,900                   Total Value of Common Stock
                                              ----------------                   (Cost $51,300,823)                      61,400,664
                                                                                                                    ---------------

           Business Services 5.4%                                             Short Term Investments 0.9%
           ----------------------                                             ---------------------------
   20,000  Alliance Data Systems                       712,000       547,198  PNC Bank Money Market                         547,198
   50,000  Akami Technologies                          996,500                (Cost $547,198)                       ---------------
   50,000  Startek Inc                                 900,000
   40,200  Westwood One                                655,260
                                              ----------------                   Total Investments in Securities
              Total Business Services                3,263,760                   (Cost $51,848,021)            101.1%    61,947,862
                                              ----------------                                               -----------------------

                                                                              Put/Call Options                   0.3%       167,000
                                                                                                             -----------------------
           Capital/Industrial Goods & Services 27.4%
           -----------------------------------------
   56,000  American Power Conversion                 1,232,000                Call Options Written              (1.4%)     (866,000)
   20,000  Cummins Inc.                              1,794,600                                               -----------------------
   25,000  Emerson Electric Co.                      1,867,500                Liabilities in excess of
   30,000  General Electric Co.                      1,051,500                Cash and receivables              (0.8%)     (456,075)
   10,000  Graco Inc.                                  364,800                                               -----------------------
   40,000  Ingersoll Rand                            1,614,800
   12,000  L3 Communications                           892,200                Net Assets                       100.0%   $60,792,787
   50,000  Masco Corp.                               1,509,500                                               =======================
   25,000  3M                                        1,937,500
   40,000  NCR Corp.                                 1,357,600                At  December  31,  2005,  unrealized  appreciation of
   40,000  Pentair Inc                               1,380,800                securities for  Federal  Income Tax purposes based on
   30,000  United Technologies                       1,677,300                cost of $50,963,976 is as follows:
                                              ----------------
              Total Capital Goods                   16,680,100
                                              ----------------

                                                                              Unrealized appreciation                $   10,957,612
           Consumer Goods & Services 33.9%                                    Unrealized depreciation                    (1,128,801)
           -------------------------------                                                                          ---------------
   37,500  Best Buy Co., Inc.                        1,630,500                Net unrealized appreciation            $    9,828,811
   50,000  Brunswick Corp                            2,033,000                                                      ===============
  140,000  Cendant                                   2,415,000
   15,000  Fortune Brands                            1,170,300                *Non-income producing
    5,000  Google*                                   2,074,300
   30,000  Harrah's Entertainment                    2,138,700
  200,000  Liberty Media                             1,574,000                  Schedule of Call Options Written
   29,250  Proctor Gamble                            1,692,990                     Elite Growth & Income Fund
   70,000  Aaron Rents                               1,475,600                         December 31, 2005
   30,000  Stanley Works                             1,441,200                -------------------------------------
  100,000  Time Warner Inc.                          1,744,000           250  Emerson Electric  3/20/06  $75                (56,250)
   30,000  UST Corp.                                 1,224,900            50  Google 03/20/06  $420                        (131,750)
                                              ----------------           500  Chesapeake Energy 04/20/06  $35               (90,000)
              Total Consumer Goods                  20,614,490           200  Phelps Dodge  4/20/06  $130                  (417,000)
                                              ----------------           300  Harrah's Ent.  5/20/06  $70                  (171,000)
                                                                                                                    ---------------
           Energy 2.6%                                                           Total Call Options Written                (866,000)
           -----------                                                        (Proceeds ($682,971))                 ---------------
   50,000  Chesapeak Energy Corp.                    1,586,500
                                              ----------------
              Total Energy                           1,586,500
                                              ----------------
                                                                                    Schedule of Put Options
                                                                                   Elite Growth & Income Fund
           Financial Intermediaries 6.4%                                               December 31, 2005
           -----------------------------                                      -------------------------------------
   30,000  Bank of America Corp.                     1,384,500           200  S&P Mid Cap  1/20/06  $135                     36,500
   25,000  Freddie Mac                               1,633,750                                                      ---------------
   20,000  Washington Mutual                           870,000                   Total Put Options                           36,500
                                              ----------------                (Cost ($108,800))                     ---------------
              Total Financial Intermediaries         3,888,250
                                              ----------------
                                                                                    Schedule of Call Options
                                                                                   Elite Growth & Income Fund
           Health Care Goods & Services 5.6%                                           December 31, 2005
           ---------------------------------                                  -------------------------------------
   40,000  Cooper Companies                          2,052,000           500  Comcast  2/20/06  $25                          67,500
   22,000  UnitedHealth Group                        1,367,080         1,400  Antigenics 6/20/06  $10                        63,000
                                              ----------------                                                      ---------------
              Total Health Care                      3,419,080                   Total Call Options                         130,500
                                              ----------------                (Cost ($146,201))                     ---------------


                                                          PORTFOLIO OF INVESTMENTS
                                                           The Elite Income Fund
                                                             December 31, 2005
                                                                (unaudited)

                Bonds 98.1%

  Par Value     U.S. Govmt./Agencies Notes and Bonds 12.0%                     Maturity             Coupon       Market Value
==============  ---------------------------------------------------    ================   ================   ================

     1,250,000  U.S. Treasury Bill                                             03/09/06             3.931%          1,241,211
       200,000  Freddie Mac StrNt                                              06/15/07             3.800%            198,550
       100,000  Federal Home Loan Bank                                         03/16/09             4.642%             97,928
       400,000  U.S. Treasury Bond                                             05/15/16             7.250%            491,156
       150,000  U.S. Treasury Bond                                             02/15/21             7.875%            203,004
                                                                                                             ----------------
                   Total U.S. Government Notes and Bonds                                                            2,231,849
                                                                                                             ----------------

                Securitized /Asset Backed Bonds 13.2%
                ---------------------------------------------------
       100,000  Discover Card Master Trust                                     08/18/08             6.050%            100,172
       118,000  Honda Auto Receivable (2003-3 A4)                              11/21/08             2.770%            115,513
       106,031  Fannie Mae (2003-109 GC)                                       06/25/09             3.500%            105,494
       188,696  Daimler Chrysler Rec. Auto Trust (2003-A A4)                   10/08/09             2.880%            186,204
       100,000  Toyota Auto Receivable (2003-A A4)                             03/15/10             2.200%             98,961
       154,917  Fannie Mae (545171)                                            08/01/14             5.500%            156,181
        77,813  GNMA (552372)                                                  02/15/17             6.000%             79,902
        68,630  GNMA (577742)                                                  09/15/17             5.500%             69,635
       131,000  Freddie Mac (2962 YE)                                          09/15/18             4.500%            126,137
       200,000  Freddie Mac (2792 PY)                                          11/15/24             4.000%            192,820
       178,389  Freddie Mac (FHR 1963 Z)                                       01/15/27             7.500%            184,102
       300,000  Freddie Mac (FHR 2656 BD)                                      04/15/28             5.000%            301,457
       308,600  Freddie Mac (FHR 2744 PC)                                      01/15/31             5.500%            312,480
       235,549  Fannie Mae (633012)                                            02/01/32             7.000%            245,889
       186,085  GNMA (G2SF POOL 3556 5.5%)                                     05/20/34             5.500%            186,989
                                                                                                             ----------------
                   Total Securitized /Asset Backed Bonds                                                            2,461,936
                                                                                                             ----------------

                Corporate Bonds Industrial - Basic 1.0%
                ---------------------------------------------------
       200,000  International Paper Co.                                        01/15/09             4.250%            194,105
                                                                                                             ----------------
                   Total Corporate Bonds Industrial - Basic                                                           194,105
                                                                                                             ----------------

                Corporate Bonds Industrial - Capital Goods 13.4%
                ---------------------------------------------------
       500,000  General Electric Capital Corp.                                 01/30/06             2.850%            499,455
           250  United Tech Corp.                                              09/15/06             4.792%            253,945
       300,000  Caterpillar Financial Serv.                                    02/26/07             3.369%            300,470
       535,000  TRW, Inc.                                                      04/18/07             7.370%            549,020
       100,000  General Electric Cap. Corp.                                    02/02/09             3.360%            100,258
       800,000  General Electric Cap. Corp.                                    06/15/09             3.450%            801,104
                                                                                                             ----------------
                   Total Corporate Bonds Industrial - Capital Goods                                                 2,504,252
                                                                                                             ----------------

                Corporate Bonds Industrial - Communications 6.7%
                ---------------------------------------------------
       345,000  Sprint Corp.                                                   01/30/06             7.125%            345,552
       250,000  TCI Communications                                             02/15/06             6.875%            250,471
       150,000  Telecom De Puerto Rico                                         05/15/09             6.800%            155,864
       395,000  Cox Communications                                             01/15/10             4.625%            382,381
       100,000  Sprint Corp.                                                   05/01/19             6.900%            110,384
                                                                                                             ----------------
                   Total Corporate Bonds Industrial - Communications                                                1,244,652
                                                                                                             ----------------

                Corporate Bonds Industrial - Cyclical 3.2%
                ---------------------------------------------------
       150,000  Ford Motor Credit                                              02/01/06             6.875%            149,678
       105,000  GMAC                                                           01/16/07             5.050%             99,760
       235,000  Ford Motor Credit                                              01/25/07             6.500%            227,355
       135,000  GMAC (float)                                                   09/23/08             5.654%            122,073
                                                                                                             ----------------
                   Total Corporate Bonds Industrial - Cyclical                                                        598,866
                                                                                                             ----------------

                Corporate Bonds Industrial - Noncyclical 3.8%
                ---------------------------------------------------
       650,000  Altria Group                                                   11/04/13             7.000%            711,258
                                                                                                             ----------------
                   Total Corporate Bonds Industrial - Noncyclical                                                     711,258
                                                                                                             ----------------





                                                          PORTFOLIO OF INVESTMENTS
                                                           The Elite Income Fund
                                                             December 31, 2005
                                                                (unaudited)


  Par Value     Corporate Bonds Industrial - Energy 1.3%                       Maturity             Coupon       Market Value
==============  ---------------------------------------------------    ================   ================   ================
       225,000  Conoco Phillips                                                01/15/37             8.000%            239,468
                                                                                                             ----------------
                   Total Corporate Bonds Industrial - Energy                                                          239,468
                                                                                                             ----------------

                Corporate Bonds Industrial - Transportation 2.6%
                ---------------------------------------------------
       250,000  Roadway Corp.                                                  12/01/08             8.250%            266,834
       200,000  BNSF Funding                                                   12/15/55             6.613%            208,202
                                                                                                             ----------------
                   Total Corporate Bonds Industrial - Transportation                                                  475,036
                                                                                                             ----------------

                Corporate Bonds Utilities - Electric 22.5%
                ---------------------------------------------------
       885,000  Appalachian Power                                              03/01/06             6.800%            888,012
       530,000  First Energy Corp                                              11/15/06             5.500%            531,905
       485,000  Indiana Michigan Power                                         12/15/06             6.125%            489,688
       250,000  AES Indianapolis P&L                                           08/01/07             7.375%            257,675
       100,000  Puget Energy Inc.                                              06/01/08             3.363%             96,223
       175,000  Cleveland Electric                                             11/01/09             7.430%            188,308
       100,000  Centerpoint Energy                                             09/01/10             7.250%            107,274
       200,000  Ohio Power                                                     11/01/10             5.300%            201,192
       300,000  Entergy Corp.                                                  08/01/15             5.250%            281,809
       750,000  Puget Energy Inc.                                              06/15/18             6.740%            834,779
       100,000  Westar Energy                                                  07/15/20             5.100%             95,589
       100,000  Centerpoint Energy                                             07/01/23             5.600%             98,945
       100,000  Northern St. Power - MN                                        07/01/25             7.125%            119,335
                                                                                                             ----------------
                   Total Corporate Bonds Utilities - Electric                                                       4,190,734
                                                                                                             ----------------

                Corporate Bonds Utilities - Natural Gas 2.5%
                -----------------------------------------------
       100,000  Atmos Energy                                                   10/15/14             4.950%             96,365
       200,000  TGT Pipeline                                                   06/01/18             5.200%            193,337
       150,000  Kinder Morgan En.                                              03/15/32             7.750%            179,018
                                                                                                             ----------------
                   Total Corporate Bonds Utilities - Natural Gas                                                      468,720
                                                                                                             ----------------

                Corporate Bonds Finance - Banking 10.4%
                ---------------------------------------------------
       135,000  First American Corp                                            05/01/06             7.250%            136,097
       180,000  MBNA America Bank                                              06/20/06             6.500%            181,384
       200,000  Household Financial                                            07/15/06             7.200%            202,396
       250,000  PNC Funding Corp.                                              08/01/06             4.768%            251,215
       150,000  Residential Cap.                                               06/29/07             5.385%            150,371
       123,000  Commercial Credit Corp                                         07/01/07             6.750%            126,264
       150,000  Residential Cap.                                               11/21/08             5.670%            150,197
       500,000  CitiGroup Inc.                                                 02/01/10             4.250%            486,485
       270,000  NationsBank Preferred                                          01/15/27             4.700%            259,475
                                                                                                             ----------------
                   Total Corporate Bonds Finance - Banking                                                          1,943,884
                                                                                                             ----------------

                Corporate Bonds Finance 1.9%
                ---------------------------------------------------
       100,000  CountryWide Home                                               09/15/09             4.125%             96,325
       250,000  Citi Group                                                     11/03/10             4.551%            250,121
                                                                                                             ----------------
                   Total Corporate Bonds Finance                                                                      346,446
                                                                                                             ----------------

                Corporate Bonds Finance - Insurance 3.7%
                ---------------------------------------------------
       440,000  International Lease Fin.                                       01/15/10             4.550%            441,698
       250,000  CNA Financial                                                  12/15/14             5.850%            251,784
                                                                                                             ----------------
                   Total Corporate Bonds - Banks                                                                      693,482
                                                                                                             ----------------

                Total Value of Bonds                                                                               18,304,688
                (Cost $18,316,495)                                                                           ----------------

                Short Term Investments 1.9%
                ---------------------------------------------------
       364,052  PNC Bank Money Market   (cost $364,052)                                                               364,052
                                                                                                             ----------------

                Total Investments (Cost $18,680,547)                              100.1%                           18,668,740
                Liabilities In excess of Cash and Receivables                      -0.1%                              (19,897)
                                                                       ----------------                      ----------------
                NET ASSETS                                                        100.0%                          $18,648,843
                                                                       ================                      ================

At December 31, 2005, unrealized  appreciation of securities for Federal Income Tax purposes based on tax cost of $18,680,547 is as follows:

                Unrealized appreciation                                 $       157,480
                Unrealized depreciation                                        (169,287)
                                                                       ----------------
                Net unrealized appreciation                                    ($11,807)
                                                                       ================


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Elite Group of Mutual Funds
             ---------------------------------------------------------



By (Signature and Title)*    /s/ Richard S. McCormick
                           -------------------------------------------

                           Richard S. McCormick, President

Date          January 24, 2006
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Richard S. McCormick
                           -------------------------------------------

                           Richard S. McCormick, President

Date          January 24, 2006
      ----------------------------------



By (Signature and Title)*    /s/ John W. Meisenbach
                           -------------------------------------------

                           John W. Meisenbach, Treasurer

Date         January 24, 2006
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.